Parent Company Income Statement (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ferrovial SE Statements Income [Line Items]
Revenue, operating	€ 9,627,000,000	€ 9,148,000,000	€ 8,515,000,000
Depreciation and amortisation expense	(490,000,000)	(441,000,000)	(401,000,000)
Other expense by nature	(5,199,000,000)	(4,931,000,000)	(4,878,000,000)
Income tax expense (income), income taxes	60,000,000	(145,000,000)	(115,000,000)
Ferrovial SE as parent company [Member]
Ferrovial SE Statements Income [Line Items]
Revenue, operating	23,000,000	23,000,000	28,000,000
Revenue from rendering of services, operating	23,000,000	23,000,000	28,000,000
Other employee expense, operating	(20,000,000)	(21,000,000)	(19,000,000)
Wages and salaries, operating	(20,000,000)	(21,000,000)	(19,000,000)
Other expense by nature	54,000,000	61,000,000	61,000,000
Increase (decrease) in other provisions	0	0	(8,000,000)
Profit loss from operating activities in income for parent company	(52,000,000)	(59,000,000)	(60,000,000)
Financial income from marketable securities and other instruments	16,000,000	18,000,000	7,000,000
Dividends received from subsidiaries as financial income	0	0	0
Net financial expenses	(227,000,000)	(218,000,000)	(187,000,000)
Financial expenses on payables to group companies and associates	(174,000,000)	(154,000,000)	(123,000,000)
Financial expenses on payables to third parties	(53,000,000)	(64,000,000)	(64,000,000)
Change in fair value of financial instruments expenses	28,000,000	38,000,000	30,000,000
Gains losses on foreign exchange differences	(2,000,000)	(16,000,000)	(3,000,000)
Impairment and gains losses on disposals of financial instruments	(34,000,000)	10,000,000	18,000,000
Impairment and losses of financial instruments	0	0	0
Profit loss on disposals of financial income	(34,000,000)	10,000,000	18,000,000
Finance income cost for parent company	(219,000,000)	(167,000,000)	(135,000,000)
Profit loss before tax income for parent company	(272,000,000)	(226,000,000)	(195,000,000)
Share in results of participating interests	972,000,000	3,439,000,000	482,000,000
Income tax expense (income), income taxes	(194,000,000)	(56,000,000)	(21,000,000)
Profit loss continuing operations in income for parent company	894,000,000	3,270,000,000	308,000,000
Finance income	€ 16,000,000	€ 18,000,000	€ 7,000,000